Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Finished goods	$62,728	$82,219
Work-in-process	2,389	2,944
Raw materials	52,404	38,495
	$117,521	$123,658